Goodwill and Intangible Assets, Net (Details) - Schedule of estimated future amortization expense - Successor [Member] - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets, Net (Details) - Schedule of estimated future amortization expense [Line Items]
Remaining 2022	$ 11,850	$ 15,800
2023	15,800	15,800
2024	15,674	15,674
2025	13,800	13,800
2026	13,366	13,366
Thereafter	39,244	39,244
Total	$ 109,734	$ 113,684